UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$8,148,503,930
  Number of Portfolio Holdings173

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	31.5%
Government Agency Debt	25.1%
Treasury Debt	20.3%
Government Agency Repurchase Agreements	16.2%

Top Ten Holdings

Table Summary
Holdings	%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	9.2%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	6.1%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	6.0%
RBC Capital Markets Tri Party D, 3.66%, due 07/01/26	3.7%
Bank of America NA Tri Party D Repo, 3.65%, due 07/01/26	3.1%
U.S. Treasury Notes, 3.75%, due 09/30/26	2.9%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	2.5%
Federal Farm Credit Banks Funding Corp., 3.66%, due 04/07/27	1.6%
Federal Home Loan Banks, 3.66%, due 02/04/27	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio I

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$375,958,829
  Number of Portfolio Holdings92
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Certificates Of Deposit	32.0%
Financial Company Commercial Paper	27.1%
Asset Backed Commercial Paper	11.8%
Other Notes	10.1%
Treasury Repurchase Agreements	8.2%
Other Repurchase Agreements	6.5%
Government Agency Repurchase Agreements	2.7%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	2.9%
Bank of Nova Scotia, 3.95%, due 08/07/26	2.7%
Credit Industriel et Commercial, 3.74%, due 07/09/26	2.7%
Commonwealth Bank of Australia, 3.81%, due 07/13/26	2.7%
Nordea Bank Abp, 3.82%, due 07/07/26	2.7%
Royal Bank of Canada, 3.67%, due 07/01/26	2.7%
Mizuho Bank Ltd., 3.63%, due 07/01/26	2.7%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	2.7%
Anglesea Funding LLC, 3.80%, due 07/01/26	2.7%
DNB Bank Asa, 4.11%, due 07/07/26	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio II

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$13,650,160,654
  Number of Portfolio Holdings137
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Certificates Of Deposit	28.3%
Other Notes	21.7%
Financial Company Commercial Paper	17.1%
Asset Backed Commercial Paper	12.3%
Other Repurchase Agreements	11.3%
Treasury Repurchase Agreements	6.2%
Government Agency Repurchase Agreements	1.8%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	4.2%
KBC Bank NV, 3.63%, due 07/01/26	3.7%
Royal Bank of Canada, 3.67%, due 07/01/26	2.6%
Mizuho Bank Ltd., 3.63%, due 07/01/26	1.9%
Societe Generale Tri Party A, 3.70%, due 07/01/26	1.6%
Svenska Handelsbanken AB, 3.61%, due 07/01/26	1.5%
Canadian Imperial Bank of Commerce, 3.63%, due 07/01/26	1.5%
ABN AMRO Bank NV, 3.63%, due 07/01/26	1.5%
Landesbank Baden-Wuerttemberg, 3.64%, due 07/01/26	1.5%
Societe Generale Tri Party A, 3.72%, due 07/07/26	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
State Street Navigator Securities Lending Portfolio I
State Street Navigator Securities Lending Portfolio II

State Street Navigator Securities Lending Trust
Semi-Annual Financial Statements and Other Information
June 30, 2026
Table of Contents (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statements of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 25.1%
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05%(a)	3.680%	07/01/2026	09/17/2026	$3,600,000	$3,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.07%(a)	3.695%	07/01/2026	01/26/2027	16,000,000	16,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13%(a)	3.760%	07/01/2026	01/21/2028	3,600,000	3,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18%(a)	3.810%	07/01/2026	11/02/2026	8,700,000	8,700,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.655%	07/01/2026	01/21/2027	95,200,000	95,200,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.655%	07/01/2026	02/09/2027	62,000,000	62,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.660%	07/01/2026	10/20/2026	15,900,000	15,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.660%	07/01/2026	02/01/2027	36,700,000	36,700,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.660%	07/01/2026	04/01/2027	42,000,000	42,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.660%	07/01/2026	04/07/2027	130,000,000	130,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	3.665%	07/01/2026	05/26/2027	8,000,000	8,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	3.670%	07/01/2026	05/20/2027	5,000,000	5,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	3.670%	07/01/2026	07/08/2027	35,000,000	35,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	3.670%	07/01/2026	07/20/2027	4,400,000	4,400,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	3.675%	07/01/2026	07/16/2027	11,800,000	11,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	3.680%	07/01/2026	08/27/2027	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	3.680%	07/01/2026	09/27/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	3.680%	07/01/2026	10/08/2027	10,000,000	10,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	3.690%	07/01/2026	12/07/2026	4,800,000	4,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	3.690%	07/01/2026	04/01/2027	12,090,000	12,090,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	3.690%	07/01/2026	12/06/2027	1,000,000	1,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	3.695%	07/01/2026	11/16/2026	5,600,000	5,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	3.695%	07/01/2026	01/11/2028	1,000,000	1,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	3.700%	07/01/2026	11/23/2027	1,500,000	1,500,179
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	3.700%	07/01/2026	01/12/2028	10,600,000	10,599,996
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	01/03/2028	$2,000,000	$2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	01/18/2028	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	02/23/2028	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	02/25/2028	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	03/02/2028	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	03/13/2028	4,400,000	4,400,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	03/16/2028	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	03/24/2028	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.705%	07/01/2026	03/27/2028	5,600,000	5,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	05/12/2027	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	09/28/2027	48,000,000	48,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	02/02/2028	5,000,000	5,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	02/09/2028	3,410,000	3,410,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	02/11/2028	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.710%	07/01/2026	02/17/2028	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.715%	07/01/2026	02/12/2027	9,500,000	9,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.720%	07/01/2026	06/23/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a),(b)	3.725%	07/02/2026	12/02/2027	5,200,000	5,200,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.740%	07/01/2026	06/09/2027	8,000,000	8,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.740%	07/01/2026	06/16/2027	1,000,000	1,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.740%	07/01/2026	08/11/2027	5,400,000	5,400,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a),(b)	3.740%	07/01/2026	03/01/2028	1,400,000	1,400,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.745%	07/01/2026	07/09/2026	4,900,000	4,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.745%	07/01/2026	07/21/2026	5,000,000	5,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.745%	07/01/2026	09/08/2026	3,000,000	3,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.745%	07/01/2026	08/18/2027	$1,500,000	$1,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.750%	07/01/2026	08/28/2026	1,900,000	1,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.750%	07/01/2026	02/03/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.755%	07/01/2026	09/16/2026	13,100,000	13,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.755%	07/01/2026	01/08/2027	12,800,000	12,805,290
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.755%	07/01/2026	10/01/2027	9,800,000	9,808,387
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	09/04/2026	5,550,000	5,550,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	10/09/2026	29,000,000	29,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	11/20/2026	11,100,000	11,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	11/25/2026	2,679,000	2,679,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	12/02/2026	2,800,000	2,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	3.815%	07/01/2026	05/03/2027	3,000,000	3,002,275
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	3.820%	07/01/2026	03/29/2027	2,500,000	2,501,776
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.27%(a)	3.890%	07/01/2026	12/18/2026	1,200,000	1,201,137
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.490%	09/21/2026	09/21/2026	12,700,000	12,599,042
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.495%	09/16/2026	09/16/2026	16,848,000	16,722,054
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.580%	01/21/2027	01/21/2027	14,800,000	14,499,757
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.590%	11/25/2026	11/25/2026	14,800,000	14,583,044
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.595%	11/10/2026	11/10/2026	14,800,000	14,604,911
Aa1, AA+	Federal Home Loan Bank Discount Notes(c)	3.605%	10/16/2026	10/16/2026	5,900,000	5,836,782
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	3.650%	07/01/2026	12/11/2026	40,000,000	40,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	3.650%	07/01/2026	12/21/2026	97,400,000	97,400,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.655%	07/01/2026	12/17/2026	50,000,000	50,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.655%	07/01/2026	12/21/2026	39,500,000	39,500,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.655%	07/01/2026	01/04/2027	65,000,000	65,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.660%	07/01/2026	11/25/2026	$15,700,000	$15,700,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.660%	07/01/2026	02/04/2027	129,000,000	129,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.660%	07/01/2026	02/18/2027	54,000,000	54,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	3.665%	07/01/2026	12/24/2026	11,500,000	11,500,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.06%(a)	3.675%	07/01/2026	02/18/2027	11,800,000	11,800,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.06%(a)	3.680%	07/01/2026	08/20/2027	8,800,000	8,800,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.07%(a)	3.685%	07/01/2026	06/15/2027	99,000,000	99,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.07%(a)	3.690%	07/01/2026	12/06/2027	6,900,000	6,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	3.700%	07/01/2026	11/27/2026	24,500,000	24,504,936
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	3.700%	07/01/2026	10/04/2027	9,600,000	9,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.705%	07/01/2026	01/20/2028	20,700,000	20,700,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.705%	07/01/2026	03/06/2028	7,000,000	7,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.710%	07/01/2026	12/03/2027	28,900,000	28,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.710%	07/01/2026	02/09/2028	3,500,000	3,500,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.710%	07/01/2026	02/11/2028	10,600,000	10,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.10%(a)	3.715%	07/01/2026	05/10/2027	22,000,000	22,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	3.730%	07/01/2026	01/03/2028	9,100,000	9,100,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	3.730%	07/01/2026	01/05/2028	8,600,000	8,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.745%	07/01/2026	08/18/2027	4,000,000	4,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.750%	07/01/2026	10/22/2027	2,500,000	2,501,064
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.755%	07/01/2026	01/19/2027	7,200,000	7,200,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.755%	07/01/2026	01/21/2027	6,200,000	6,200,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.760%	07/01/2026	10/29/2026	26,800,000	26,800,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.10%(a)	3.715%	07/01/2026	05/05/2027	31,900,000	31,900,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.12%(a)	3.740%	07/01/2026	08/11/2027	4,300,000	4,300,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.13%(a)	3.750%	07/01/2026	09/02/2027	$6,800,000	$6,800,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	09/04/2026	25,000,000	25,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	09/23/2026	26,500,000	26,500,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	10/16/2026	17,600,000	17,600,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	09/22/2027	23,000,000	23,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	10/06/2027	21,600,000	21,600,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.760%	07/01/2026	10/14/2027	10,000,000	10,000,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.08%(a)	3.700%	07/01/2026	12/22/2027	13,400,000	13,400,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.08%(a)	3.700%	07/01/2026	01/07/2028	28,000,000	28,000,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.09%(a)	3.705%	07/01/2026	03/06/2028	10,000,000	10,000,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.09%(a)	3.710%	07/01/2026	02/02/2028	8,600,000	8,600,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.12%(a)	3.740%	07/01/2026	07/29/2026	63,900,000	63,901,610
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.755%	07/01/2026	08/21/2026	25,200,000	25,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.760%	07/01/2026	09/11/2026	23,700,000	23,699,990
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.760%	07/01/2026	10/23/2026	5,200,000	5,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.760%	07/01/2026	11/20/2026	29,200,000	29,204,248
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.760%	07/01/2026	12/11/2026	4,700,000	4,700,000
						2,046,905,478
	TREASURY DEBT — 20.3%
Aa1, AA+	U.S. Treasury Bills(c)	3.500%	07/02/2026	07/02/2026	75,700,000	75,692,649
Aa1, AA+	U.S. Treasury Bills(c)	3.500%	08/13/2026	08/13/2026	39,200,000	39,036,122
Aa1, AA+	U.S. Treasury Bills(c)	3.500%	08/20/2026	08/20/2026	44,600,000	44,383,245
Aa1, AA+	U.S. Treasury Bills(c)	3.525%	07/30/2026	07/30/2026	35,800,000	35,698,343
Aa1, AA+	U.S. Treasury Bills(c)	3.525%	08/27/2026	08/27/2026	26,000,000	25,854,887
Aa1, AA+	U.S. Treasury Bills(c)	3.531%	08/06/2026	08/06/2026	45,400,000	45,239,794
Aa1, AA+	U.S. Treasury Bills(c)	3.590%	10/22/2026	10/22/2026	20,500,000	20,268,993
Aa1, AA+	U.S. Treasury Bills(c)	3.609%	10/08/2026	10/08/2026	97,600,000	96,630,560
Aa1, AA+	U.S. Treasury Bills(c)	3.610%	07/21/2026	07/21/2026	35,000,000	34,929,805
Aa1, AA+	U.S. Treasury Bills(c)	3.610%	07/23/2026	07/23/2026	32,300,000	32,228,743
Aa1, AA+	U.S. Treasury Bills(c)	3.610%	10/15/2026	10/15/2026	96,000,000	94,980,557
Aa1, AA+	U.S. Treasury Bills(c)	3.610%	11/05/2026	11/05/2026	97,000,000	95,764,678
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aa1, AA+	U.S. Treasury Bills(c)	3.610%	11/12/2026	11/12/2026	$129,400,000	$127,660,121
Aa1, AA+	U.S. Treasury Bills(c)	3.615%	09/15/2026	09/15/2026	30,000,000	29,771,050
Aa1, AA+	U.S. Treasury Bills(c)	3.615%	11/19/2026	11/19/2026	130,100,000	128,257,828
Aa1, AA+	U.S. Treasury Bills(c)	3.620%	09/01/2026	09/01/2026	60,500,000	60,122,816
Aa1, AA+	U.S. Treasury Bills(c)	3.625%	08/18/2026	08/18/2026	14,700,000	14,628,950
Aa1, AA+	U.S. Treasury Bills(c)	3.630%	09/24/2026	09/24/2026	26,700,000	26,471,159
Aa1, AA+	U.S. Treasury Bills(c)	3.712%	10/01/2026	10/01/2026	130,000,000	128,772,749
Aa1, AA+	U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	48,300,000	47,976,627
Aa1, AA+	U.S. Treasury Notes	3.569%	08/31/2026	08/31/2026	5,800,000	5,801,653
Aa1, AA+	U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	14,900,000	14,878,846
Aa1, AA+	U.S. Treasury Notes	3.634%	10/15/2026	10/15/2026	9,270,000	9,293,640
Aa1, AA+	U.S. Treasury Notes	3.661%	08/31/2026	08/31/2026	17,500,000	17,416,986
Aa1, AA+	U.S. Treasury Notes	3.679%	07/31/2026	07/31/2026	16,268,000	16,228,414
Aa1, AA+	U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	3,000,000	2,988,685
Aa1, AA+	U.S. Treasury Notes	3.724%	07/31/2026	07/31/2026	49,214,000	49,242,136
Aa1, AA+	U.S. Treasury Notes	3.724%	12/31/2026	12/31/2026	65,000,000	64,213,627
Aa1, AA+	U.S. Treasury Notes	3.747%	11/30/2026	11/30/2026	2,000,000	2,004,045
Aa1, AA+	U.S. Treasury Notes	3.754%	09/30/2026	09/30/2026	239,000,000	238,849,141
Aa1, AA+	U.S. Treasury Notes	3.781%	09/30/2026	09/30/2026	27,500,000	27,357,219
						1,652,644,068
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 16.2%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 6.500% due 06/01/2034 - 06/01/2054, Federal National Mortgage Associations, 2.000% - 6.000% due 06/01/2034 - 06/01/2055 and Government National Mortgage Associations, 3.000% - 7.500% due 04/15/2028 - 04/20/2065, valued at $102,000,001); expected proceeds $100,010,139	3.650%	07/01/2026	07/01/2026	100,000,000	100,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 3.000% - 4.000% due 08/01/2042 - 07/01/2047, valued at $255,000,000); expected proceeds $250,025,347	3.650%	07/01/2026	07/01/2026	250,000,000	250,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 11/01/2029 - 06/01/2056, Federal National Mortgage Associations, 1.400% - 7.500% due 03/01/2027 - 06/01/2056 and a Government National Mortgage Association, 5.426% due 04/20/2076, valued at $51,000,000); expected proceeds $50,005,069	3.650%	07/01/2026	07/01/2026	$50,000,000	$50,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2026 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% - 6.265% due 12/01/2036 - 09/25/2053, Federal Home Loan Mortgage Corporation Strips, 4.000% due 08/15/2042, Federal National Mortgage Associations Strips, 1.500% - 4.000% due 11/01/2041 - 05/01/2053, a Federal National Mortgage Association, 6.241% due 09/01/2039 and a Government National Mortgage Association, 5.620% due 02/15/2061, valued at $15,300,001); expected proceeds $15,187,000(d)	3.740%	07/17/2026	07/17/2026	15,000,000	15,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporation Strips, 2.000% - 4.250% due 10/15/2037 - 03/15/2052, Federal National Mortgage Associations Strips, 2.000% due 08/01/2051 - 10/01/2052 and a U.S. Treasury Note, 3.875% due 12/31/2032, valued at $102,000,001); expected proceeds $100,010,139	3.650%	07/01/2026	07/01/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporation Strips, 4.500% - 5.000% due 07/15/2042 - 09/15/2047, Federal National Mortgage Associations Strips, 2.000% - 6.500% due 02/01/2051 - 09/01/2053, Government National Mortgage Associations, 4.500% - 7.000% due 10/15/2028 - 11/20/2055 and a U.S. Treasury Note, 3.875% due 12/31/2032, valued at $51,000,001); expected proceeds $50,618,333(d)	3.710%	07/01/2026	10/28/2026	$50,000,000	$50,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Federal National Mortgage Association, 3.740% due 05/01/2047 and Government National Mortgage Associations, 2.500% - 7.500% due 10/20/2047 - 04/20/2056, valued at $15,300,257); expected proceeds $15,001,521	3.650%	07/01/2026	07/01/2026	15,000,000	15,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 6.000% due 04/01/2043 - 06/01/2056, Federal National Mortgage Associations, 3.500% - 6.500% due 05/01/2033 - 07/01/2053 and Government National Mortgage Associations, 4.500% - 6.000% due 04/20/2055 - 05/20/2056, valued at $102,000,001); expected proceeds $100,010,139	3.650%	07/01/2026	07/01/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 03/01/2042 - 01/01/2056, Federal National Mortgage Associations, 1.500% - 7.000% due 03/01/2033 - 03/01/2056 and Government National Mortgage Associations, 4.500% - 7.000% due 05/20/2039 - 03/20/2065, valued at $76,500,000); expected proceeds $75,007,604	3.650%	07/01/2026	07/01/2026	$75,000,000	$75,000,000
P-1, A-1 A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.100% - 5.500% due 11/25/2027 - 04/25/2055, a Federal National Mortgage Association, 8.520% due 12/25/2035 and Government National Mortgage Associations, 0.000% - 5.000% due 03/20/2040 - 02/16/2064, valued at $72,100,000); expected proceeds $70,872,667(d)	3.740%	07/01/2026	10/23/2026	70,000,000	70,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.800% - 6.375% due 09/01/2035 - 09/01/2053 and Federal National Mortgage Associations, 2.870% - 6.510% due 09/01/2027 - 02/01/2055, valued at $102,000,000); expected proceeds $100,010,139	3.650%	07/01/2026	07/01/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 06/01/2038 - 09/01/2055, Federal Home Loan Discount Notes, 0.000% due 10/14/2026 - 11/25/2026, Federal National Mortgage Associations, 1.500% - 6.000% due 07/25/2026 - 11/01/2055, Government National Mortgage Associations, 4.500% - 7.500% due 06/15/2036 - 06/20/2056 and U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 10/15/2026 - 01/15/2035, valued at $306,000,065); expected proceeds $300,030,500	3.660%	07/01/2026	07/01/2026	$300,000,000	$300,000,000
P-1, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 1.500% - 6.500% due 02/01/2036 - 04/01/2056, valued at $102,010,342); expected proceeds $100,010,139	3.650%	07/01/2026	07/01/2026	100,000,000	100,000,000
						1,325,000,000
	TREASURY REPURCHASE AGREEMENTS — 31.5%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2031, valued at $509,702,258); expected proceeds $499,758,526	3.640%	07/01/2026	07/01/2026	499,708,000	499,708,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 1.625% - 1.875% due 04/15/2030 - 01/15/2036, valued at $30,600,060); expected proceeds $30,003,083	3.700%	07/01/2026	07/01/2026	30,000,000	30,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2038 - 05/15/2043, U.S. Treasury Bonds, 1.750% - 3.875% due 08/15/2041 - 02/15/2043, U.S. Treasury Notes, 1.000% - 4.125% due 08/31/2027 - 08/15/2031 and U.S. Treasury Inflation Index Notes, 1.375% - 1.875% due 07/15/2033 - 07/15/2034, valued at $102,000,001); expected proceeds $100,010,111	3.640%	07/01/2026	07/01/2026	$100,000,000	$100,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $765,000,040); expected proceeds $750,075,833	3.640%	07/01/2026	07/01/2026	750,000,000	750,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.250% due 05/31/2033 - 05/15/2035, valued at $204,000,000); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	200,000,000	200,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, U.S. Treasury Notes, 1.375% - 3.875% due 11/30/2027 - 09/30/2032 and a U.S. Treasury Strip, 0.000% due 08/15/2055, valued at $35,700,000); expected proceeds $35,038,821	3.630%	07/01/2026	07/07/2026	35,000,000	35,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2027, valued at $500,820,047); expected proceeds $491,049,646	3.640%	07/01/2026	07/01/2026	491,000,000	491,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2026, a U.S. Treasury Bond, 4.625% due 11/15/2045 and U.S. Treasury Notes, 3.625% - 4.625% due 11/15/2026 - 04/30/2030, valued at $30,603,190); expected proceeds $30,182,000(d)	3.640%	07/01/2026	08/28/2026	$30,000,000	$30,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.125% – 4.625% due 11/15/2034 – 11/15/2055, valued at $50,983,025); expected proceeds $50,005,056	3.640%	07/01/2026	07/01/2026	50,000,000	50,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 3.250% due 05/15/2042 and U.S. Treasury Notes, 2.875% - 3.875% due 05/15/2028 - 05/15/2032, valued at $102,000,074); expected proceeds $100,010,111	3.640%	07/01/2026	07/01/2026	100,000,000	100,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 4.375% - 4.750% due 11/15/2039 - 08/15/2055, valued at $81,600,036); expected proceeds $80,008,111	3.650%	07/01/2026	07/01/2026	80,000,000	80,000,000
P-1, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 1.125% - 4.750% due 08/15/2040 - 08/15/2055, valued at $204,020,698); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	200,000,000	200,000,000
						2,565,708,000
TOTAL INVESTMENTS –93.1% (Cost $7,590,257,546)(e),(f)						7,590,257,546
Other Assets in Excess of Liabilities —6.9%						558,246,384
NET ASSETS –100.0%						$8,148,503,930

#	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	When-issued security.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $165,000,000 or 2.0% of net assets as of June 30, 2026.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 3).

Abbreviations:
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.4%
ASSET BACKED COMMERCIAL PAPER — 11.8%
Anglesea Funding LLC 3.80%, 7/1/2026 (a)	$10,000,000	$9,998,983
Aquitaine Funding Co. LLC 3.75%, 8/10/2026 (a)	2,000,000	1,991,166
Barton Capital SA SOFR + 0.26%, 3.88%, 7/15/2026 (a),(b)	3,500,000	3,500,236
Bennington Stark Capital Co. LLC 3.85%, 7/22/2026 (a)	5,000,000	4,988,523
Brigantine Funding Co. LLC 3.87%, 7/7/2026 (a)	10,000,000	9,992,611
Concord Minutemen Capital Co. LLC 3.82%, 7/24/2026 (a)	1,750,000	1,745,585
Hqla Funding LLC 4.06%, 8/17/2026 (a)	1,111,000	1,105,178
Lexington Parker Capital Co. LLC 3.95%, 9/17/2026 (a)	3,500,000	3,469,851
Lexington Parker Capital Co. LLC 4.00%, 7/7/2026 (a)	2,410,000	2,408,257
Park Avenue Collateralized Notes Co. LLC SOFR + 0.29%, 3.91%, 11/18/2026 (b)	5,000,000	5,000,497
		44,200,887
CERTIFICATES OF DEPOSIT — 32.0%
Bank of Montreal SOFR + 0.25%, 3.87%, 11/13/2026 (b)	1,000,000	1,000,140
Bank of Nova Scotia SOFR + 0.24%, 3.86%, 11/9/2026 (b)	2,000,000	2,000,039
Bank of Nova Scotia SOFR + 0.33%, 3.95%, 8/7/2026 (b)	10,000,000	10,002,237
Barclays Bank PLC 3.95%, 11/19/2026	5,000,000	4,996,735
BNP Paribas SA 3.94%, 11/4/2026	3,000,000	3,000,085
BNP Paribas SA 4.00%, 12/23/2026	3,000,000	2,998,686
Credit Agricole Corporate & Investment Bank SA 4.01%, 11/16/2026	3,000,000	3,000,417
Credit Industriel et Commercial 3.74%, 7/9/2026	10,000,000	10,001,189
Credit Industriel et Commercial SOFR + 0.33%, 3.95%, 8/20/2026 (b)	500,000	500,161
Credit Industriel et Commercial 4.04%, 2/16/2027	2,500,000	2,497,479
Credit Industriel et Commercial 4.09%, 4/27/2027	2,000,000	1,996,473
Landesbank Baden-Wuerttemberg 3.65%, 7/7/2026	3,500,000	3,500,000
Mizuho Bank Ltd. SOFR + 0.20%, 3.82%, 8/24/2026 (b)	2,500,000	2,500,348
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Mizuho Bank Ltd. 3.86%, 9/14/2026	$3,500,000	$3,499,817
MUFG Bank Ltd. SOFR + 0.20%, 3.82%, 8/12/2026 (b)	2,000,000	2,000,203
MUFG Bank Ltd. SOFR + 0.20%, 3.82%, 8/25/2026 (b)	2,000,000	2,000,153
Nordea Bank Abp SOFR + 0.20%, 3.82%, 7/7/2026 (b)	10,000,000	10,000,237
Norinchukin Bank 3.67%, 7/7/2026	3,500,000	3,500,000
Norinchukin Bank 3.82%, 7/15/2026	6,000,000	6,000,201
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.22%, 3.84%, 7/7/2026 (b)	8,000,000	8,000,214
Oversea-Chinese Banking Corp. Ltd. 3.87%, 7/28/2026	3,000,000	3,000,065
Royal Bank of Canada SOFR + 0.27%, 3.89%, 2/19/2027 (b)	2,000,000	1,999,221
Standard Chartered Bank SOFR + 0.27%, 3.89%, 9/15/2026 (b)	5,000,000	5,000,024
Sumitomo Mitsui Trust 3.87%, 9/8/2026	5,000,000	4,999,969
Sumitomo Mitsui Trust 3.93%, 7/13/2026	3,000,000	3,000,272
Svenska Handelsbanken AB SOFR + 0.30%, 3.92%, 10/8/2026 (b)	2,000,000	2,000,891
Svenska Handelsbanken AB SOFR + 0.34%, 3.96%, 12/8/2026 (b)	4,000,000	4,001,609
Toronto-Dominion Bank SOFR + 0.32%, 3.94%, 10/7/2026 (b)	3,000,000	3,001,150
Toronto-Dominion Bank SOFR + 0.33%, 3.95%, 8/20/2026 (b)	7,500,000	7,502,254
Toronto-Dominion Bank 4.08%, 9/25/2026	2,500,000	2,500,657
Wells Fargo Bank NA 3.75%, 12/3/2026	500,000	499,359
		120,500,285
FINANCIAL COMPANY COMMERCIAL PAPER — 27.1%
Australia & New Zealand Banking Group Ltd. 3.68%, 8/13/2026 (a)	2,000,000	1,990,884
Australia & New Zealand Banking Group Ltd. 4.12%, 6/7/2027 (a)	1,340,000	1,287,483
Bank of New York Mellon 3.87%, 11/23/2026	1,025,000	1,008,644
Bank of Nova Scotia SOFR + 0.29%, 3.91%, 2/8/2027 (a),(b)	750,000	750,078
Bank of Nova Scotia SOFR + 0.40%, 4.02%, 4/8/2027 (a),(b)	1,250,000	1,250,930
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Barclays Bank U.K. PLC 3.67%, 7/7/2026 (a)	$3,500,000	$3,497,497
BNG Bank NV 3.64%, 7/2/2026 (a)	5,000,000	4,998,983
CDP Financial, Inc. 3.68%, 7/2/2026 (a)	7,500,000	7,498,481
CDP Financial, Inc. 3.69%, 7/10/2026 (a)	5,000,000	4,994,897
Commonwealth Bank of Australia SOFR + 0.17%, 3.79%, 8/19/2026 (a),(b)	1,300,000	1,300,122
Commonwealth Bank of Australia SOFR + 0.19%, 3.81%, 7/13/2026 (a),(b)	10,000,000	10,000,373
Commonwealth Bank of Australia SOFR + 0.29%, 3.91%, 11/23/2026 (a),(b)	2,900,000	2,901,006
Commonwealth Bank of Australia SOFR + 0.30%, 3.92%, 10/20/2026 (a),(b)	2,000,000	2,000,920
DBS Bank Ltd. 3.80%, 8/28/2026 (a)	5,000,000	4,968,905
DNB Bank ASA 4.11%, 7/7/2026 (a)	10,000,000	9,992,985
HSBC Bank PLC SOFR + 0.35%, 3.97%, 5/10/2027 (a),(b)	1,250,000	1,250,218
ING Bank NV SOFR + 0.28%, 3.90%, 9/21/2026 (b)	8,000,000	8,001,448
ING Bank NV 3.93%, 10/13/2026	2,500,000	2,471,089
Lloyds Bank PLC SOFR + 0.31%, 3.93%, 10/16/2026 (b)	3,000,000	3,001,102
National Australia Bank Ltd. SOFR + 0.26%, 3.88%, 2/8/2027 (a),(b)	3,000,000	3,000,000
National Australia Bank Ltd. SOFR + 0.33%, 3.95%, 12/18/2026 (a),(b)	2,500,000	2,501,087
National Bank of Canada SOFR + 0.24%, 3.86%, 11/12/2026 (a),(b)	2,000,000	2,000,548
Nordea Bank Abp SOFR + 0.35%, 3.97%, 4/15/2027 (a),(b)	2,950,000	2,950,000
Oversea-Chinese Banking Corp. Ltd. 3.87%, 7/14/2026 (a)	3,500,000	3,494,946
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 3.87%, 12/8/2026 (a),(b)	3,000,000	3,000,201
Skandinaviska Enskilda Banken AB SOFR + 0.30%, 3.92%, 10/13/2026 (a),(b)	750,000	750,337
Svenska Handelsbanken AB 4.02%, 1/11/2027 (a)	3,000,000	2,935,228
Swedbank AB SOFR + 0.24%, 3.86%, 11/9/2026 (b)	2,500,000	2,500,535
Toronto-Dominion Bank 3.78%, 7/7/2026 (a)	3,000,000	2,997,843
Westpac Banking Corp. SOFR + 0.27%, 3.89%, 2/22/2027 (a),(b)	1,000,000	1,000,002
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp. SOFR + 0.30%, 3.92%, 10/13/2026 (a),(b)	$1,500,000	$1,500,659
		101,797,431
OTHER NOTES — 10.1%
Abu Dhabi Islamic Bank PJSC 3.62%, 7/1/2026	9,653,000	9,653,000
Canadian Imperial Bank of Commerce 3.63%, 7/1/2026	5,000,000	5,000,000
Mizuho Bank Ltd. 3.63%, 7/1/2026	10,000,000	10,000,000
National Bank of Canada 3.66%, 7/7/2026	2,500,000	2,500,000
Royal Bank of Canada 3.67%, 7/1/2026	10,000,000	10,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 3.92%, 2/12/2027 (b)	750,000	749,925
		37,902,925
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.7%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 0.000% – 5.500% due 03/25/2029 – 05/20/2074, a U.S. Treasury Strip, 0.000% due 05/15/2045, valued at $5,140,952); expected proceeds $5,000,507 3.65%, 7/1/2026	5,000,000	5,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 3.500% – 6.500% due 02/01/2032 – 01/01/2056, valued at $5,100,053); expected proceeds $5,000,507 3.65%, 7/1/2026	5,000,000	5,000,000
		10,000,000
TREASURY REPURCHASE AGREEMENTS — 8.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bill, 0.000% due 12/3/2026, a U.S. Treasury Bond, 2.875% due 05/15/2052, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, U.S. Treasury Notes, 3.935% – 4.625% due 07/31/2027 – 09/30/2030 and U.S. Treasury Strips, 0.000% due 07/31/2026 – 02/15/2056, valued at $10,200,000); expected proceeds $10,001,011 3.64%, 7/1/2026	10,000,000	10,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.625% – 4.125% due 07/31/2027 – 06/30/2031, U.S. Treasury Strips, 0.000% due 05/15/2036 – 05/15/2043, valued at $5,100,094); expected proceeds $5,000,506 3.64%, 7/1/2026	5,000,000	5,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 1.500% due 02/15/2051 – 02/15/2053, U.S. Treasury Bonds, 3.250% – 3.625% due 05/15/2042 – 05/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2030 – 07/15/2032, U.S. Treasury Notes, 1.250% – 4.250% due 03/15/2029 – 05/15/2035, valued at $5,100,052); expected proceeds $5,000,506 3.64%, 7/1/2026	5,000,000	5,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, U.S. Treasury Bonds, 2.250% – 4.000% due 05/15/2041 – 11/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026 a U.S. Treasury Note, 1.000% due 07/31/2028, valued at $11,220,002); expected proceeds $11,001,112 3.64%, 7/1/2026	$11,000,000	$11,000,000
		31,000,000
OTHER REPURCHASE AGREEMENTS — 6.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Common Stocks, a Corporate Bond, 2.950% due 11/12/2029, valued at $5,389,696); expected proceeds $5,067,833 4.07%, 10/23/2026 (c)	5,000,000	5,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Common Stocks, various Corporate Bonds, 7.500% – 14.000% due 06/15/2030 – 05/28/2033, valued at $1,620,140); expected proceeds $1,509,925 3.97%, 8/24/2026 (c)	1,500,000	1,500,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by a Corporate Bond, 0.000% due 09/15/2032, valued at $2,200,113); expected proceeds $2,012,867 3.86%, 8/24/2026 (c)	2,000,000	2,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by various Corporate Bonds, 0.000% – 4.625% due 10/01/2027 – 06/01/2032, valued at $4,401,279); expected proceeds $4,094,967 4.07%, 1/14/2027 (c)	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by various Corporate Bonds, 0.250% – 3.250% due 06/15/2030 – 12/01/2033, valued at $4,400,200); expected proceeds $4,053,600 4.02%, 10/16/2026 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by a Corporate Bond, 2.625% due 03/15/2033, valued at $3,451,191); expected proceeds $3,038,972 3.93%, 10/9/2026 (c)	3,000,000	3,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Corporate Bonds, 2.607% – 5.800% due 10/15/2036 – 12/13/2051, valued at $4,200,456); expected proceeds $4,052,133 3.91%, 10/23/2026 (c)	4,000,000	4,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Common Stock, valued at $1,080,134); expected proceeds $1,000,103 3.72%, 7/1/2026	1,000,000	1,000,000
		24,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $369,901,897)		369,901,528
TOTAL INVESTMENTS — 98.4% (Cost $369,901,897)		369,901,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		6,057,301
NET ASSETS — 100.0%		$375,958,829

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.0% of net assets as of June 30, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. These securities represent $23,500,000 or 6.3% of net assets as of June 30, 2026.

Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$369,901,528	$—	$369,901,528
TOTAL INVESTMENTS	$—	$369,901,528	$—	$369,901,528
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%
ASSET BACKED COMMERCIAL PAPER — 12.3%
Anglesea Funding LLC 3.70%, 7/1/2026 (a)	$100,000,000	$99,989,830
Anglesea Funding LLC 3.70%, 7/7/2026 (a)	150,000,000	149,892,960
Barclays Bank PLC 3.83%, 8/6/2026 (a)	100,000,000	99,615,330
Britannia Funding Co. LLC SOFR + 0.42%, 4.04%, 10/15/2026 (a),(b)	50,000,000	50,012,507
Chesham Finance Ltd./Chesham Finance LLC 3.70%, 7/1/2026 (a)	30,000,000	29,996,949
Chesham Finance Ltd./Chesham Finance LLC 3.70%, 7/2/2026 (a)	30,000,000	29,993,895
Collateralized Commercial Paper V Co. LLC 4.06%, 11/10/2026	72,000,000	71,985,607
Collateralized Commercial Paper V Co. LLC 4.06%, 1/29/2027	75,000,000	74,912,168
Concord Minutemen Capital Co. LLC 3.73%, 7/2/2026 (a)	80,000,000	79,983,632
Concord Minutemen Capital Co. LLC 3.82%, 7/24/2026 (a)	75,000,000	74,810,805
Endeavour Funding Co. LLC 3.79%, 7/10/2026 (a)	30,000,000	29,969,088
Great Bear Funding LLC 3.70%, 7/7/2026 (a)	49,750,000	49,714,498
Hqla Funding LLC SOFR + 0.49%, 4.11%, 12/15/2026 (a),(b)	120,000,000	120,029,561
Ionic Funding LLC 3.95%, 10/22/2026	150,000,000	148,099,050
Ionic Funding LLC 4.00%, 9/10/2026	51,500,000	51,093,562
Ionic Funding LLC 4.00%, 10/2/2026	51,500,000	50,965,430
La Fayette Asset Securitization LLC SOFR + 0.24%, 3.86%, 7/7/2026 (a),(b)	100,000,000	100,001,580
Mackinac Funding Co. LLC 3.75%, 9/1/2026 (a)	77,400,000	76,876,621
Nieuw Amsterdam Receivables Corp. BV 3.69%, 7/28/2026 (a)	55,000,000	54,837,057
Park Avenue Collateralized Notes Co. LLC SOFR + 0.32%, 3.94%, 10/9/2026 (b)	150,000,000	150,001,255
Verto Capital I Compartment C 3.81%, 8/24/2026 (a)	85,000,000	84,484,237
		1,677,265,622
CERTIFICATES OF DEPOSIT — 28.3%
Bank of America NA 4.10%, 4/7/2027	60,500,000	60,448,212
Bank of America NA 4.34%, 7/8/2026	75,000,000	75,001,365
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal SOFR + 0.25%, 3.87%, 11/13/2026 (b)	$44,500,000	$44,506,217
Bank of Montreal SOFR + 0.30%, 3.92%, 10/13/2026 (b)	85,000,000	85,003,038
Bank of Montreal SOFR + 0.38%, 4.00%, 2/16/2027 (b)	70,000,000	70,009,199
Barclays Bank PLC 3.80%, 12/31/2026	21,250,000	21,204,944
Barclays Bank PLC SOFR + 0.37%, 3.99%, 10/8/2026 (b)	85,000,000	85,047,540
BNP Paribas SA 4.00%, 12/23/2026	125,000,000	124,945,262
BNP Paribas SA 4.00%, 12/31/2026	100,000,000	99,952,090
Cooperatieve Rabobank UA SOFR + 0.27%, 3.89%, 2/24/2027 (b)	60,000,000	59,992,242
Credit Agricole Corporate & Investment Bank SA 3.80%, 8/31/2026	75,000,000	75,005,445
Credit Agricole Corporate & Investment Bank SA 4.01%, 11/16/2026	50,000,000	50,006,950
Credit Industriel et Commercial 3.75%, 10/16/2026	100,000,000	99,930,490
Credit Industriel et Commercial 4.04%, 2/16/2027	97,500,000	97,401,681
Credit Industriel et Commercial 4.09%, 4/27/2027	125,000,000	124,779,575
Credit Industriel et Commercial 4.35%, 7/9/2026	123,500,000	123,514,684
DNB Bank ASA 4.02%, 2/12/2027	90,000,000	89,923,347
Goldman Sachs Bank USA 3.82%, 7/29/2026	75,000,000	75,002,527
Landesbank Baden-Wuerttemberg 3.64%, 7/1/2026	200,000,000	199,999,940
Lloyds Bank Corporate Markets PLC 3.95%, 8/7/2026	50,000,000	50,006,975
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.23%, 3.85%, 7/27/2026 (b)	140,000,000	140,014,462
Mizuho Bank Ltd. 3.80%, 8/3/2026	100,000,000	100,007,000
MUFG Bank Ltd. SOFR + 0.25%, 3.87%, 7/21/2026 (b)	90,000,000	90,008,559
MUFG Bank Ltd. SOFR + 0.33%, 3.95%, 10/19/2026 (b)	32,500,000	32,508,876
Natixis SA 3.80%, 10/9/2026	150,000,000	149,921,550
Natixis SA 4.08%, 4/16/2027	130,000,000	129,785,929
Nordea Bank Abp 3.81%, 7/20/2026	60,000,000	60,001,746
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank Abp SOFR + 0.27%, 3.89%, 8/12/2026 (b)	$100,000,000	$100,019,890
Nordea Bank Abp SOFR + 0.35%, 3.97%, 1/4/2027 (b)	100,000,000	100,035,980
Norinchukin Bank 3.67%, 7/1/2026	99,650,000	99,650,080
Norinchukin Bank 3.82%, 7/15/2026	100,000,000	100,003,350
Oversea-Chinese Banking Corp. Ltd. 3.65%, 7/2/2026	75,000,000	75,000,000
Royal Bank of Canada SOFR + 0.30%, 3.92%, 1/22/2027 (b)	100,000,000	100,016,510
Royal Bank of Canada SOFR + 0.32%, 3.94%, 10/7/2026 (b)	125,000,000	125,049,875
Standard Chartered Bank SOFR + 0.27%, 3.89%, 9/15/2026 (b)	66,500,000	66,500,325
Sumitomo Mitsui Banking Corp. SOFR + 0.20%, 3.82%, 8/31/2026 (b)	100,000,000	100,016,650
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 3.85%, 7/27/2026 (b)	150,000,000	150,015,945
Svenska Handelsbanken AB SOFR + 0.32%, 3.94%, 7/23/2026 (b)	55,000,000	55,008,234
Toronto-Dominion Bank 3.93%, 8/7/2026	50,000,000	50,004,290
Toronto-Dominion Bank SOFR + 0.36%, 3.98%, 12/10/2026 (b)	125,000,000	125,068,962
Wells Fargo Bank NA 3.75%, 12/3/2026	39,000,000	38,949,979
Wells Fargo Bank NA SOFR + 0.30%, 3.92%, 3/18/2027 (b)	125,000,000	125,007,725
Westpac Banking Corp. SOFR + 0.27%, 3.89%, 2/5/2027 (b)	33,000,000	33,001,267
		3,857,278,907
FINANCIAL COMPANY COMMERCIAL PAPER — 17.1%
Bank of Nova Scotia SOFR + 0.29%, 3.91%, 2/8/2027 (a),(b)	44,750,000	44,754,667
Bank of Nova Scotia 3.99%, 5/20/2027 (a)	75,000,000	72,242,513
Barclays Bank U.K. PLC 3.66%, 7/2/2026 (a)	60,000,000	59,987,808
Barclays Bank U.K. PLC 3.67%, 7/7/2026 (a)	50,000,000	49,964,250
BNG Bank NV 3.64%, 7/6/2026 (a)	125,000,000	124,923,750
Commonwealth Bank of Australia SOFR + 0.27%, 3.89%, 2/12/2027 (a),(b)	100,000,000	99,996,250
HSBC Bank PLC SOFR + 0.32%, 3.94%, 1/27/2027 (a),(b)	145,000,000	145,016,602
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
HSBC Bank PLC SOFR + 0.34%, 3.96%, 10/14/2026 (a),(b)	$105,000,000	$105,045,066
HSBC Bank PLC SOFR + 0.35%, 3.97%, 8/4/2026 (a),(b)	45,000,000	45,010,530
HSBC Bank PLC SOFR + 0.35%, 3.97%, 8/11/2026 (a),(b)	75,000,000	75,020,640
HSBC Bank PLC SOFR + 0.35%, 3.97%, 5/10/2027 (a),(b)	90,000,000	90,015,723
ING Bank NV SOFR + 0.19%, 3.81%, 8/24/2026 (b)	100,000,000	100,009,430
ING Bank NV SOFR + 0.30%, 3.92%, 10/21/2026 (b)	115,000,000	115,024,737
Lloyds Bank PLC 3.70%, 10/26/2026 (a)	98,500,000	97,235,890
Lloyds Bank PLC 3.92%, 10/15/2026	65,000,000	64,248,535
Lloyds Bank PLC SOFR + 0.31%, 3.93%, 10/16/2026 (b)	150,000,000	150,054,960
Macquarie Bank Ltd. 3.96%, 11/5/2026 (a)	130,000,000	128,116,287
National Australia Bank Ltd. SOFR + 0.26%, 3.88%, 2/8/2027 (a),(b)	100,000,000	100,000,000
Nordea Bank Abp SOFR + 0.27%, 3.89%, 2/4/2027 (a),(b)	33,000,000	32,997,406
Oversea-Chinese Banking Corp. Ltd. 3.89%, 7/1/2026 (a)	164,000,000	163,983,403
Skandinaviska Enskilda Banken AB SOFR + 0.31%, 3.93%, 11/9/2026 (a),(b)	85,000,000	85,031,246
Svenska Handelsbanken AB 3.65%, 12/15/2026 (a)	75,000,000	73,617,773
Svenska Handelsbanken AB 3.82%, 7/2/2026 (a)	50,000,000	49,989,925
Toyota Motor Credit Corp. 3.70%, 10/19/2026	25,000,000	24,705,388
UBS AG 0.81%, 1/11/2027 (a)	67,000,000	66,946,266
Westpac Banking Corp. SOFR + 0.27%, 3.89%, 1/28/2027 (a),(b)	100,000,000	100,005,330
Westpac Banking Corp. SOFR + 0.30%, 3.92%, 10/13/2026 (a),(b)	70,750,000	70,781,059
		2,334,725,434
OTHER NOTES — 21.7%
ABN AMRO Bank NV 3.63%, 7/1/2026	200,000,000	200,000,000
ABN AMRO Bank NV 3.65%, 7/1/2026	100,000,000	100,000,000
ABN AMRO Bank NV 3.65%, 7/2/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Abu Dhabi Islamic Bank PJSC 3.62%, 7/1/2026	$122,426,000	$122,426,000
Banco Santander Central Hispano SA 3.64%, 7/2/2026	150,000,000	150,000,000
Bank of America NA 3.82%, 1/20/2027	120,000,000	119,751,124
Bank of Montreal 3.63%, 7/1/2026	150,000,000	150,000,000
Canadian Imperial Bank of Commerce 3.63%, 7/1/2026	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank SA 3.66%, 7/2/2026	100,000,000	100,000,000
ING Bank NV 3.66%, 7/1/2026	50,000,000	50,000,000
ING Bank NV 3.66%, 7/2/2026	100,000,000	100,000,000
ING Bank NV 3.66%, 7/6/2026	100,000,000	100,000,000
KBC Bank NV 3.63%, 7/1/2026	500,000,000	500,000,000
Mizuho Bank Ltd. 3.63%, 7/1/2026	255,000,000	255,000,000
National Bank of Canada 3.66%, 7/2/2026	25,000,000	25,000,000
Royal Bank of Canada 3.67%, 7/1/2026	350,000,000	350,000,000
Svenska Handelsbanken AB 3.61%, 7/1/2026	200,000,000	200,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 3.92%, 2/12/2027 (b)	50,000,000	49,995,000
Toyota Motor Credit Corp. SOFR + 0.33%, 3.95%, 8/18/2026 (b)	83,000,000	83,010,578
		2,955,182,702
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 1.191% – 6.000% due 06/15/2042 – 06/25/2056, valued at $53,555,769); expected proceeds $50,005,069 3.65%, 7/1/2026	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 0.000% – 5.500% due 09/25/2033 – 05/20/2065, valued at $51,500,000); expected proceeds $50,005,069 3.65%, 7/1/2026	50,000,000	50,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 3.000% – 7.500% due 09/25/2032 – 06/20/2056, a U.S. Treasury Bond, 4.750% due 02/15/2041, a U.S. Treasury Note, 1.875% due 02/28/2027, valued at $51,000,434); expected proceeds $50,005,069 3.65%, 7/1/2026	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Government Obligations, 1.963% – 7.500% due 12/01/2044 – 06/01/2056, valued at $102,000,000); expected proceeds $100,010,139 3.65%, 7/1/2026	$100,000,000	$100,000,000
		250,000,000
TREASURY REPURCHASE AGREEMENTS — 6.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2032 – 08/15/2039, U.S. Treasury Notes, 0.500% – 4.000% due 04/30/2027 – 06/30/2032, U.S. Treasury Inflation Index Notes, 0.625% – 1.875% due 07/15/2032 – 07/15/2034, valued at $51,000,000); expected proceeds $50,005,056 3.64%, 7/1/2026	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.500% – 4.125% due 05/31/2027 – 02/15/2036, a U.S. Treasury Strip, 0.000% due 05/15/2043, valued at $102,000,052); expected proceeds $100,010,111 3.64%, 7/1/2026	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 2.250% due 05/15/2041, U.S. Treasury Strips, 0.000% due 08/15/2028 – 08/15/2029, U.S. Treasury Notes, 0.500% – 4.375% due 08/15/2026 – 02/28/2030, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2027, valued at $27,540,000); expected proceeds $27,002,730 3.64%, 7/1/2026	27,000,000	27,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 4.375% due 07/15/2027, valued at $586,500,098); expected proceeds $575,058,138 3.64%, 7/1/2026	575,000,000	575,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 3.250% due 05/15/2042, U.S. Treasury Notes, 2.875% – 3.750% due 05/15/2028 – 05/15/2032, valued at $102,000,027); expected proceeds $100,010,111 3.64%, 7/1/2026	100,000,000	100,000,000
		852,000,000
OTHER REPURCHASE AGREEMENTS — 11.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,664,417 4.02%, 10/9/2026 (c)	50,000,000	50,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Common Stocks, valued at $43,200,001); expected proceeds $40,542,667 4.07%, 10/23/2026 (c)	40,000,000	40,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by various Common Stocks, valued at $108,307,552); expected proceeds $105,005,722 3.77%, 7/1/2026	100,000,000	100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Corporate Bonds, 2.511% – 6.858% due 12/18/2026 – 06/15/2056, valued at $45,160,702); expected proceeds $43,276,633 3.86%, 8/24/2026 (c)	43,000,000	43,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 4.750% – 4.950% due 06/15/2033 – 06/15/2036, valued at $122,850,102); expected proceeds $117,012,025 3.70%, 7/1/2026	$117,000,000	$117,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by various Corporate Bonds, 0.000% – 4.625% due 03/01/2027 – 10/01/2029, valued at $55,000,854); expected proceeds $50,670,000 4.02%, 10/16/2026 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Corporate Bonds, 0.125% – 7.000% due 06/15/2027 – 01/01/2099, various Common Stocks, valued at $54,318,303); expected proceeds $50,496,250 3.97%, 9/23/2026 (c)	50,000,000	50,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Common Stocks, valued at $108,363,638); expected proceeds $100,010,333 3.72%, 7/1/2026	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by various Corporate Bonds, 0.000% – 2.625% due 02/15/2030 – 03/15/2033, valued at $40,250,019); expected proceeds $35,468,563 4.05%, 10/9/2026 (c)	35,000,000	35,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by various Corporate Bonds, 2.625% – 3.000% due 06/05/2031 – 03/15/2033, valued at $95,450,502); expected proceeds $84,078,239 3.93%, 10/9/2026 (c)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by a Corporate Bond, 2.625% due 03/15/2033, valued at $120,750,769); expected proceeds $106,407,000 4.02%, 10/16/2026 (c)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by various Corporate Bonds, 2.250% – 6.500% due 07/06/2028 – 06/15/2056, valued at $52,500,008); expected proceeds $50,653,333 3.92%, 10/23/2026 (c)	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Common Stocks, valued at $27,002,941); expected proceeds $25,002,583 3.72%, 7/1/2026	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Common Stocks, valued at $36,293,319); expected proceeds $33,003,410 3.72%, 7/1/2026	33,000,000	33,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Common Stocks, valued at $74,520,000); expected proceeds $69,313,950 3.90%, 8/11/2026 (c)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 1.750% – 13.000% due 01/15/2027 – 01/01/2099, a U.S. Treasury Strip, 0.000% due 11/15/2026, valued at $219,371,266); expected proceeds $191,138,157 3.72%, 7/7/2026	191,000,000	191,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 2.050% – 12.000% due 12/01/2026 – 01/01/2099, valued at $245,717,352); expected proceeds $224,023,022 3.70%, 7/1/2026	$224,000,000	$224,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 1.800% – 6.450% due 10/01/2026 – 08/05/2052, valued at $198,957,164); expected proceeds $183,018,910 3.72%, 7/1/2026	183,000,000	183,000,000
		1,548,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,475,710,180)		13,474,452,665
TOTAL INVESTMENTS — 98.7% (Cost $13,475,710,180)		13,474,452,665
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		175,707,989
NET ASSETS — 100.0%		$13,650,160,654

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.1% of net assets as of June 30, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. These securities represent $575,000,000 or 4.2% of net assets as of June 30, 2026.

Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$13,474,452,665	$—	$13,474,452,665
TOTAL INVESTMENTS	$—	$13,474,452,665	$—	$13,474,452,665
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Navigator Securities Lending Government Money Market Portfolio	State Street Navigator Securities Lending Portfolio I	State Street Navigator Securities Lending Portfolio II
ASSETS
Investments in securities, at value and amortized cost — unaffiliated issuer	$3,699,549,546	$304,401,528	$10,824,452,665
Repurchase agreements, at value and amortized cost	3,890,708,000	65,500,000	2,650,000,000
Total Investments	7,590,257,546	369,901,528	13,474,452,665
Cash	681,647,914	5,000,490	165,074,143
Interest receivable — unaffiliated issuers	13,744,663	1,167,798	43,598,727
Receivable from Adviser	—	5,005	—
Other receivable	—	504	16,638
TOTAL ASSETS	8,285,650,123	376,075,325	13,683,142,173
LIABILITIES
Payable for investments purchased	135,372,749	—	29,996,916
Advisory fee payable	128,700	8,518	321,446
Administration fees payable	5,516	256	9,643
Unitary fees payable	29,623	16,504	24,864
Trustees’ fees and expenses payable	—	8,192	—
Professional fees payable	31,616	17,650	38,392
Distribution payable	818,462	40,341	1,418,598
Accrued expenses and other liabilities	759,527	25,035	1,171,660
TOTAL LIABILITIES	137,146,193	116,496	32,981,519
NET ASSETS	$8,148,503,930	$375,958,829	$13,650,160,654
NET ASSETS CONSIST OF:
Paid-in capital	$8,148,496,790	$375,963,816	$13,651,388,643
Total distributable earnings (loss)	7,140	(4,987)	(1,227,989)
NET ASSETS	$8,148,503,930	$375,958,829	$13,650,160,654
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00	$1.00	$1.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,148,486,741	375,963,815	13,651,388,643
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,699,549,546	$304,401,897	$10,825,710,180
Repurchase agreements	3,890,708,000	65,500,000	2,650,000,000
Total cost of investments	$7,590,257,546	$369,901,897	$13,475,710,180
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Navigator Securities Lending Government Money Market Portfolio	State Street Navigator Securities Lending Portfolio I	State Street Navigator Securities Lending Portfolio II
INVESTMENT INCOME
Interest income — unaffiliated issuers	$177,524,537	$5,795,778	$294,962,488
EXPENSES
Advisory fee	838,977	37,461	1,915,072
Administration fees	35,956	1,124	57,452
Custodian, sub-administration and transfer agent fees	586,585	30,043	920,948
Trustees’ fees and expenses	27,263	8,975	40,647
Professional fees and expenses	40,444	21,319	49,387
Insurance expense	13,895	1,807	24,802
Miscellaneous expenses	9,714	2,690	17,311
TOTAL EXPENSES	1,552,834	103,419	3,025,619
Expenses waived/reimbursed by the Adviser	—	(40,484)	—
NET EXPENSES	1,552,834	62,935	3,025,619
NET INVESTMENT INCOME (LOSS)	$175,971,703	$5,732,843	$291,936,869
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(992)	(9,768)	(81,229)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	—	(82,179)	(3,138,557)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(992)	(91,947)	(3,219,786)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$175,970,711	$5,640,896	$288,717,083
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Navigator Securities Lending Government Money Market Portfolio
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$175,971,703	$359,377,844
Net realized gain (loss)	(992)	20,272
Net change in unrealized appreciation/depreciation	—	—
Net increase (decrease) in net assets resulting from operations	175,970,711	359,398,116
Distributions to shareholders	(175,971,702)	(359,377,844)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	94,004,957,282	160,053,519,126
Cost of shares redeemed	(94,713,003,947)	(158,352,201,181)
Net increase (decrease) in net assets from beneficial interest transactions	(708,046,665)	1,701,317,945
Net increase (decrease) in net assets during the period	(708,047,656)	1,701,338,217
Net assets at beginning of period	8,856,551,586	7,155,213,369
NET ASSETS AT END OF PERIOD	$8,148,503,930	$8,856,551,586
SHARES OF BENEFICIAL INTEREST:
Shares sold	94,004,957,282	160,053,519,126
Shares redeemed	(94,713,003,947)	(158,352,201,181)
Net increase (decrease) from share transactions	(708,046,665)	1,701,317,945
See accompanying notes to financial statements.

State Street Navigator Securities Lending Portfolio I		State Street Navigator Securities Lending Portfolio II
Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25

$5,732,843	$29,524,755	$291,936,869	$627,586,017
(9,768)	20,677	(81,229)	56,216
(82,179)	(45,972)	(3,138,557)	7,894
5,640,896	29,499,460	288,717,083	627,650,127
(5,732,843)	(29,524,755)	(291,936,869)	(627,586,017)

2,126,640,585	8,051,086,583	101,310,152,194	192,075,425,913
(2,017,155,123)	(8,666,935,305)	(100,139,508,783)	(190,823,469,775)
109,485,462	(615,848,722)	1,170,643,411	1,251,956,138
109,393,515	(615,874,017)	1,167,423,625	1,252,020,248
266,565,314	882,439,331	12,482,737,029	11,230,716,781
$375,958,829	$266,565,314	$13,650,160,654	$12,482,737,029

2,126,640,585	8,051,086,583	101,310,152,194	192,075,425,913
(2,017,155,123)	(8,666,935,305)	(100,139,508,783)	(190,823,469,775)
109,485,462	(615,848,722)	1,170,643,411	1,251,956,138

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0181	0.0424	0.0518	0.0506	0.0168	0.0003
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0000)(a)	(0.0001)	(0.0000)(a)	(0.0000)(a)
Total from investment operations	0.0182	0.0425	0.0518	0.0505	0.0168	0.0003
Distributions to shareholders from:
Net investment income	(0.0182)	(0.0425)	(0.0518)	(0.0505)	(0.0168)	(0.0003)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	1.82%	4.25%	5.18%	5.05%	1.68%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,148,504	$8,856,552	$7,155,213	$7,170,495	$9,816,533	$7,304,026
Ratios to average net assets:
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	3.66%(c)	4.24%	5.17%	5.00%	1.81%	0.03%

(a)	Amount is less than $0.00005 per share.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS – (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0189	0.0445	0.0532	0.0525	0.0184	0.0011
Net realized and unrealized gain (loss)	0.0002	(0.0002)	(0.0000)(b)	0.0005	(0.0003)	0.0001
Total from investment operations	0.0191	0.0443	0.0532	0.0530	0.0181	0.0012
Distributions to shareholders from:
Net investment income	(0.0191)	(0.0443)	(0.0532)	(0.0530)	(0.0181)	(0.0012)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	1.93%	4.52%	5.49%	5.43%	1.83%	0.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$375,959	$266,565	$882,439	$512,447	$679,756	$580,681
Ratios to average net assets:
Total expenses	0.07%(d)	0.05%	0.05%	0.05%	0.05%	0.06%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	3.80%(d)	4.44%	5.34%	5.26%	1.84%	0.12%
Portfolio turnover rate	— %(e)(f)	— %(f)	— %(f)	— %(f)	— %(f)	— %(f)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)
Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31,
2021.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS – (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0187	0.0438	0.0533	0.0528	0.0202	0.0014
Net realized and unrealized gain (loss)	0.0002	0.0000 (b)	0.0001	0.0001	(0.0019)	(0.0001)
Total from investment operations	0.0189	0.0438	0.0534	0.0529	0.0183	0.0013
Distributions to shareholders from:
Net investment income	(0.0189)	(0.0438)	(0.0534)	(0.0529)	(0.0183)	(0.0013)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	1.90%	4.47%	5.48%	5.42%	1.84%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,650,161	$12,482,737	$11,230,717	$9,846,042	$9,457,585	$4,412,790
Ratios to average net assets:
Total expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	3.81%(d)	4.38%	5.33%	5.28%	2.02%	0.14%
Portfolio turnover rate	— %(e)(f)	— %(f)	— %(f)	— %(f)	— %(f)	— %(f)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)
Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30,
2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and
December 31, 2021.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)
1. Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” and collectively, the “Funds”): State Street Navigator Securities Lending Government Money Market Portfolio, State Street Navigator Securities Lending  Portfolio I and State Street Navigator Securities Lending Portfolio II. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value.
Each Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Funds' investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Funds. Shares of the Funds are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Funds will increase or decrease in direct correlation with overall participation in the SLP.
The State Street Navigator Securities Lending Government Money Market Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II's investment objectives are to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
The State Street Navigator Securities Lending Government Money Market Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
State Street Navigator Securities Lending Portfolio I and State Street Navigator Securities Lending Portfolio II do not operate as "money market funds" pursuant to Rule 2a-7 under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds’ investments are valued each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. The investments of the Funds are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
The State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II’s investments are valued each day at fair value. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.
Valuation techniques used to value the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II’s investments by major category are as follows:
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Repurchase agreements are valued at the repurchase price as of valuation date.
The State Street Navigator Securities Lending Government Money Market Portfolio’s investments are valued each day on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values an investment at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Repurchase Agreements
Each Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement.
A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of each Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
Each Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the State Street Navigator Securities Lending Government Money Market Portfolio, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II had invested in repurchase agreements with the gross values (principal) of $3,890,708,000, $65,500,000 and $2,650,000,000, respectively, and associated collateral equal to $3,969,240,098, $68,604,362 and $2,829,110,873, respectively.
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. Each Fund pays an advisory fee to SSGA FM. The fees accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Navigator Securities Lending Government Money Market Portfolio	0.0175%
State Street Navigator Securities Lending Portfolio I	0.025
State Street Navigator Securities Lending Portfolio II	0.025
SSGA FM, as the investment adviser to each Fund, is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by a Fund and/or (ii) to reimburse a Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Funds' Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the State Street Navigator Securities Lending Government Money Market Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the State Street Navigator Securities Lending Government Money Market Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the State Street Navigator Securities Lending Government Money Market Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the State Street Navigator Securities Lending Government Money Market Portfolio will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the State Street Navigator Securities Lending Government Money Market Portfolio exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2026.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Funds pay an annual administration fee to SSGA FM equal to 0.00075% of each Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Funds. Under the terms of these agreements, the Funds pay a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2026, based on management’s evaluation of the shareholder account base, the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	38.55%
State Street Navigator Securities Lending Portfolio I	3	82.50%
State Street Navigator Securities Lending Portfolio II	1	17.52%
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Government Money Market Portfolio	$7,590,257,546	$—	$—	$—
State Street Navigator Securities Lending Portfolio I	369,901,897	—	369	(369)
State Street Navigator Securities Lending Portfolio II	13,475,710,180	—	1,257,515	(1,257,515)
8. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets,

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
June 30, 2026 (Unaudited)
further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”) between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 1, 2026 and May 13-14, 2026 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and Independent Counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II (together with the Fund, the “Navigator Funds”) with a description  of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2025 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2025; (viii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2025; (ix) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (x) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2025, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size.  In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $5.7 trillion in assets under management as of December 31, 2025. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 14 other institutional money market taxable funds (as classified by Broadridge) with assets ranging from approximately $3.572 billion to approximately $12.364 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all institutional US government money market funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”).  The Board noted that the Fund had outperformed the medians of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-, 3-, 5- and 10-year periods and also outperformed the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund ranked in the first quintile compared to its Broadridge Peer Group and Broadridge Performance Universe for each period.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
performance in light of overall financial market conditions.  On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional US government money market funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board also noted that the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust.  The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2025. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
___________________________________________
1 The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 1, 2026 and May 13-14, 2026 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio II and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2025; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2025; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2025, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $5.7 trillion in assets under management as of December 31, 2025. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 14 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $349.0 million to approximately $1.465 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”).  The Board noted that the Fund underperformed the medians of the Broadridge Peer Group and Broadridge Performance Universe  for the 1- and 3-year periods and outperformed the medians of the Broadridge Peer Group and Broadridge Performance Universe for the 5-year period.  The Board also noted that the Fund underperformed the Benchmark for the 1- and 3-year periods and outperformed the Benchmark for the 5-year period.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund  and the Broadridge Peer

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
Group. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”).  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group.  The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board also noted that the Fund’s actual management fee and total expense ratio were the lowest in the Broadridge Expense Universe.  The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2025. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
___________________________________________
1 The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”).  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”).   At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Portfolio II (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 1, 2026 and May 13-14, 2026 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.    Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
“Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the
Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2025; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2025; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2025, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement,

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $5.7 trillion in assets under management as of December 31, 2025. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 11 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $1.069 billion to approximately $13.292 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”).  The Board noted that the Fund underperformed the medians of the Broadridge Peer Group and Broadridge Performance Universe for the 1- and 3-year periods and outperformed the medians of the Broadridge Peer Group and Broadridge Performance Universe for the 5-year period. The Board also noted that the Fund underperformed the Benchmark for the 1- and 3-year periods and outperformed the Benchmark for the 5-year period.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”).  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board also noted that the Fund’s actual management fee and total expense ratio were the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2025. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of

State Street Navigator Securities Lending Trust
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2026 (Unaudited)
the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
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1 The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2026